Fixed Assets - Schedule of Fixed Assets (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross fixed assets		$ 1,053	$ 894
Less accumulated depreciation		(495)	(336)
Net fixed assets	$ 488	558	558
Equipment [Member]
Gross fixed assets		1,000	842
Furniture and Fixtures [Member]
Gross fixed assets		$ 53	$ 52